UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-08572
Bishop Street Funds
(Exact name of registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices)
Registrant’s telephone number, including area code: 1-800-262-9565
Date of fiscal year end: December 31, 2010
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments
Strategic Growth Fund (unaudited)
Schedule of Investments
as of September 30, 2010

		Value
Shares		(000)
COMMON STOCK† - 99.2%

Consumer Discretionary - 17.9%
4,200	AutoZone*	$961
23,000	Bed Bath & Beyond*	999
23,300	Coach	1,001
43,900	GameStop*	865
26,000	Marriott International	931
2,800	priceline.com*	975
17,400	Target	930
20,200	TJX	902
20,900	Yum! Brands	963

		8,527

Consumer Staples - 3.8%
13,700	Energizer Holdings*	921
24,900	General Mills	910

		1,831

Energy - 7.9%
12,600	Cimarex Energy	834
29,500	Halliburton	976
22,800	National Oilwell Varco	1,014
28,000	Southwestern Energy*	936

		3,760

Financials - 7.9%
17,500	ACE	1,019
17,400	Aflac	900
22,400	American Express	941
6,200	Goldman Sachs Group	897

		3,757

Health Care - 16.3%
29,400	AmerisourceBergen	901
16,700	Amgen*	920
13,000	Becton Dickinson	963
20,800	Express Scripts*	1,013
20,600	Thermo Fisher Scientific*	986
27,700	UnitedHealth Group	973
16,900	Varian Medical Systems*	1,023
13,700	Waters*	970

		7,749

Industrials - 17.7%
13,500	Deere	942
17,800	Dover	929
21,100	ITT	988
13,500	Joy Global	949
13,400	Stericycle*	931
23,300	Tyco International	856
12,000	Union Pacific	982
13,000	United Technologies	926
7,500	W.W. Grainger	893

		8,396

Information Technology - 25.6%
21,100	Amphenol	1,034
3,500	Apple*	993
25,500	Broadcom	903
15,700	Cree*	852
10,800	Factset Research Systems	876
1,800	Google*	946
24,000	Hewlett-Packard	1,010
7,100	International Business Machines	952
18,400	NetApp*	916

September 30, 2010	www.bishopstreetfunds.com

Strategic Growth Fund (unaudited)
Schedule of Investments
as of September 30, 2010

		Value
Shares		(000)
Information Technology - (continued)
33,500	Oracle	$900
22,100	Red Hat*	906
33,600	Texas Instruments	912
36,200	Xilinx	963

		12,163

Materials - 2.1%
22,000	EI Du Pont de Nemours	981

TOTAL COMMON STOCK (Cost $40,766)		47,164

CASH EQUIVALENTS (A) - 0%

4,571	Dreyfus Cash Management Fund, Institutional Shares, 0.211%	5
4,571	Fidelity Institutional Money Market Portfolio, Institutional Shares, 0.250%	5

TOTAL CASH EQUIVALENTS (Cost $10)		10

TOTAL INVESTMENTS (Cost $40,776††) - 99.2%		$47,174

Percentages are based on Net Assets of $47,567 ($ Thousands).

*	Non-income producing security.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	The rate reported is the 7-day effective yield as of September 30, 2010.

††	At September 30, 2010, the tax basis cost of the Fund’s investments was $40,776 ($Thousands) and the unrealized appreciation and depreciation were $8,188 and $(1,790) respectively.
Cost figures are shown in thousands.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements
As of September 30, 2010, all of the Fund’s investments were considered level 1, in accordance with ASC-820.
BSF-QH-001-1500

September 30, 2010	www.bishopstreetfunds.com

Dividend Value Fund (unaudited)
Schedule of Investments
as of September 30, 2010

		Value
Shares		(000)
COMMON STOCK - 94.9%

Consumer Discretionary - 8.9%
22,575	Home Depot (A)	$715
14,200	McDonald’s	1,058
8,325	McGraw-Hill (A)	275
12,200	Meredith (A)	406
7,350	Nordstrom	274
10,300	Staples	216
11,600	Target	620
20,250	Time Warner	621
6,525	TJX	291

		4,476

Consumer Staples - 11.8%
24,275	Altria Group (A)	583
3,800	Coca-Cola Co. (A)	222
7,200	Diageo PLC	497
9,800	General Mills	358
13,200	HJ Heinz (A)	625
3,500	JM Smucker	212
8,625	Kimberly-Clark	561
8,625	Kraft Foods	266
3,200	PepsiCo	213
22,500	Philip Morris International	1,261
11,650	Procter & Gamble	699
9,200	Wal-Mart Stores	492

		5,989

Energy - 11.7%
12,825	Chevron	1,039
6,800	ConocoPhillips	391
16,050	EnCana	485
21,400	Exxon Mobil	1,322
4,000	Murphy Oil	248
5,775	Occidental Petroleum	452
17,625	Royal Dutch Shell PLC (A)	1,063
8,046	Schlumberger	496
7,100	Transocean*	456

		5,952

Financials - 13.6%
16,400	American Express	689
15,000	Arthur J Gallagher (A)	396
6,175	Chubb	352
14,400	Eaton Vance (A)	418
11,550	Federated Investors (A)	263
28,200	JPMorgan Chase	1,074
11,650	MetLife	448
14,600	Morgan Stanley	360
10,500	Northern Trust (A)	507
18,675	People’s United Financial	244
7,525	PNC Financial Services Group	391
2,400	RenaissanceRe Holdings	144
5,800	T Rowe Price Group (A)	290
17,800	Unum Group	394
18,800	US Bancorp	406
20,250	Wells Fargo	509

		6,885

Health Care - 10.2%
15,950	Abbott Laboratories	833
40,250	Bristol-Myers Squibb	1,091
13,600	Johnson & Johnson	843
40,000	Merck	1,473
55,800	Pfizer	958

		5,198

Industrials - 11.0%
7,700	Deere (A)	537

September 30, 2010	www.bishopstreetfunds.com

Dividend Value Fund (unaudited)
Schedule of Investments
as of September 30, 2010

		Value
Shares		(000)
Industrials - (continued)
9,400	Dover	$491
8,425	Emerson Electric	444
41,200	General Electric	670
14,700	Honeywell International	646
5,100	Illinois Tool Works	240
7,025	Norfolk Southern	418
6,625	Parker Hannifin (A)	464
11,800	Raytheon	539
9,000	United Technologies	641
14,000	Waste Management (A)	500

		5,590

Information Technology - 10.1%
11,650	Automatic Data Processing (A)	490
6,900	Canon (A)	323
11,400	Hewlett-Packard	480
46,000	Intel	885
10,500	International Business Machines	1,408
4,000	Linear Technology (A)	123
40,850	Microsoft	1,000
15,125	Texas Instruments (A)	410

		5,119

Materials - 5.8%
4,550	BHP Billiton (A)	347
7,800	EI Du Pont de Nemours (A)	348
6,725	International Flavors & Fragrances	326
11,925	Nucor (A)	456
9,875	RPM International	197
12,725	Sherwin-Williams	956
10,275	Sonoco Products	343

		2,973

Telecommunication Services - 6.8%
61,000	AT&T	1,745
9,999	Frontier Communications (A)	82
44,075	Verizon Communications	1,436
13,025	Windstream (A)	160

		3,423

Utilities - 5.0%
7,225	American Electric Power	262
1,900	Entergy	145
3,900	Exelon (A)	166
6,850	FirstEnergy (A)	264
7,425	National Fuel Gas	384
4,200	NextEra Energy (A)	229
5,675	PG&E	258
9,700	PPL (A)	264
9,050	Public Service Enterprise Group	299
5,350	Sempra Energy (A)	288

		2,559

TOTAL COMMON STOCK (Cost $46,118)		48,164

EXCHANGE TRADED FUND - 1.6%

7,125	SPDR Trust (A)	813

TOTAL EXCHANGE TRADED FUND (Cost $863)		813

PREFERRED STOCK - 0.4%

Consumer Staples - 0.4%
5,150	Archer-Daniels-Midland (A)	213

TOTAL PREFERRED STOCK (Cost $225)		213

September 30, 2010	www.bishopstreetfunds.com

Dividend Value Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Shares/Face		Value
Amount (000)		(000)
CASH EQUIVALENTS (C) - 6.3%

731,156	Dreyfus Cash Management Fund, Institutional Shares, 0.211%	$731
731,156	Fidelity Institutional Money Market Portfolio, Institutional Shares, 0.250%	731
412,769	Fidelity Prime Money Market, Institutional Shares, 0.282% (B)	413
889,629	Merrill Lynch Select Institutional Fund, 0.259% (B)	889
412,769	Western Asset Institutional Class Reserve Fund, 0.265% (B)	413

TOTAL CASH EQUIVALENTS (Cost $3,177)		3,177

REPURCHASE AGREEMENT (B) - 18.7%

$9,494	JPMorgan, 0.330%, dated 9/30/10, to be repurchased on 10/01/10, repurchase price $9,493,767 (collateralized by Chrysler Financial Lease Trust, par value $9,420,000, 1.78%, 6/15/11, with a total market value of $9,964,384)	9,494

TOTAL REPURCHASE AGREEMENT (Cost $9,494)		9,494

TOTAL INVESTMENTS (Cost $59,877†) - 121.9%		$61,861

Percentages are based on Net Assets of $50,756 ($ Thousands).

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $10,938 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2010 was $11,209 ($ Thousands).

(C)	The rate shown is the 7-day effective yield as of September 30, 2010.

†	At September 30, 2010, the tax basis cost of the Fund’s investments was $59,877 ($Thousands) and the unrealized appreciation and depreciation were $4,573 and $(2,589) respectively.

PLC	Public Limited Company
Cost figures are shown in thousands.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$48,164	$—	$—	$48,164
Exchange Traded Fund	813	—	—	813
Preferred Stock	213	—	—	213
Cash Equivalents	3,177	—	—	3,177
Repurchase Agreement	—	9,494	—	9,494

Total Investments in Securities	$52,367	$9,494	$—	$61,861

BSF-QH-001-1500

September 30, 2010	www.bishopstreetfunds.com

High Grade Income Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Face
Amount		Value
(000)		(000)
CORPORATE OBLIGATIONS - 56.9%

Banks - 10.6%
	Australia & New Zealand Banking Group
$1,100	0.571%, 06/18/12 (A) (B)	$1,102
	Bank of America MTN
1,000	7.375%, 05/15/14	1,149
	Bank of Oklahoma
500	5.750%, 05/15/17 (A) (G)	484
	Barclays Bank PLC
1,100	6.750%, 05/22/19	1,307
	Bear Stearns LLC
1,100	7.250%, 02/01/18	1,340
	Citigroup
1,200	6.500%, 08/19/13	1,327
	Goldman Sachs Group
1,000	7.500%, 02/15/19	1,190
	JPMorgan Chase Capital XXVII, Ser AA
1,000	7.000%, 11/01/39	1,027
	JPMorgan Chase, Ser AI
1,100	5.875%, 06/13/16	1,246
	Morgan Stanley MTN
1,100	7.300%, 05/13/19 (C)	1,265

		11,437

Consumer Discretionary - 5.4%
	Comcast
1,000	6.500%, 01/15/17 (C)	1,190
	Home Depot
700	5.875%, 12/16/36	746
	McDonald’s MTN, Ser H
1,125	4.125%, 06/01/13	1,217
	Time Warner Cable
1,100	8.250%, 04/01/19 (C)	1,420
	Whirlpool MTN
1,050	8.600%, 05/01/14	1,250

		5,823

Consumer Staples - 8.7%
	Bunge Finance
1,100	8.500%, 06/15/19 (C)	1,330
	Continental Airlines
1,247	9.000%, 07/08/16	1,422
	Costco Wholesale
1,100	5.500%, 03/15/17	1,306
	Genentech
1,300	4.750%, 07/15/15	1,471
	Kraft Foods
900	6.500%, 02/09/40	1,054
1,075	5.375%, 02/10/20	1,201
	Wal-Mart Stores
1,300	5.375%, 04/05/17	1,537

		9,321

Financials - 9.5%
	Berkshire Hathaway
1,100	3.200%, 02/11/15 (C)	1,167
	Boeing Capital
1,250	3.250%, 10/27/14	1,336
	Boston Properties
1,200	5.625%, 11/15/20 (D)	1,317
	Capital One Financial
1,000	7.375%, 05/23/14 (C)	1,167

September 30, 2010	www.bishopstreetfunds.com

High Grade Income Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Face
Amount		Value
(000)		(000)
Financials - (continued)
	General Electric Capital MTN
$1,000	2.500%, 08/11/15 (A)	$992
	General Electric Capital MTN, Ser A
1,100	5.450%, 01/15/13 (C)	1,196
	Jefferies Group
675	6.250%, 01/15/36	620
	John Deere Capital MTN
900	2.800%, 09/18/17	907
	WEA Finance LLC
1,300	5.750%, 09/02/15 (B)	1,452

		10,154

Health Care - 1.3%
	Merck
1,200	5.000%, 06/30/19	1,396

Industrials - 2.8%
	Allied Waste North America, Ser B
1,200	7.125%, 05/15/16	1,285
	Caterpillar
1,250	7.900%, 12/15/18 (C)	1,674

		2,959

Information Technology - 9.0%
	Cisco Systems
1,200	5.500%, 02/22/16	1,415
	Dell
400	5.625%, 04/15/14 (C)	455
	Hewlett-Packard
1,125	2.125%, 09/13/15	1,135
	IBM
1,000	8.375%, 11/01/19	1,398
	News America
1,000	6.650%, 11/15/37	1,150
	Nokia OYJ
1,250	5.375%, 05/15/19	1,365
	Oracle
1,200	5.250%, 01/15/16	1,396
	Xerox
1,150	8.250%, 05/15/14	1,379

		9,693

Materials - 7.2%
	BHP Billiton Finance
950	5.250%, 12/15/15	1,086
	Dow Chemical
1,100	8.550%, 05/15/19	1,389
	Monsanto
1,100	7.375%, 08/15/12	1,224
	Nucor
1,100	4.875%, 10/01/12 (C)	1,185
	Potash Corp of Saskatchewan
1,200	5.250%, 05/15/14	1,332
	Rio Tinto Finance USA
1,100	9.000%, 05/01/19 (C)	1,535

		7,751

Telecommunication Services - 2.4%
	AT&T Wireless Services
1,100	8.125%, 05/01/12	1,222

September 30, 2010	www.bishopstreetfunds.com

High Grade Income Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Face
Amount		Value
(000)		(000)
Telecommunication Services - (continued)
	Cellco Partnership
$1,200	5.550%, 02/01/14	$1,357

		2,579

TOTAL CORPORATE OBLIGATIONS (Cost $54,174)		61,113

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.6%

	FHLB
1,000	5.250%, 12/09/22	1,195
1,100	5.125%, 03/10/17	1,299
1,500	3.750%, 12/14/18	1,637
	FHLMC
875	8.250%, 06/01/16	1,103
	FHLMC MTN
1,000	4.250%, 05/22/13	1,085
	FNMA
1,500	5.780%, 06/07/22 (C)	1,616
700	5.000%, 03/02/15	804
1,100	3.125%, 01/21/15	1,108
1,100	3.000%, 07/28/14 (C)	1,120
800	2.125%, 06/24/13	803
1,700	2.125%, 08/10/15	1,726
1,100	2.000%, 08/24/15	1,108

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,196)		14,604

U.S. TREASURY OBLIGATIONS - 13.2%

	U.S. Treasury Bond
700	7.250%, 05/15/16	918
1,250	4.750%, 02/15/37	1,495
1,500	4.500%, 08/15/39	1,717
2,675	3.875%, 08/15/40	2,765
	U.S. Treasury Note
575	3.750%, 11/15/18	642
625	3.125%, 10/31/16	678
1,425	3.125%, 05/15/19 (C)	1,514
1,120	2.625%, 04/30/16	1,188
1,400	2.500%, 06/30/17	1,459
750	2.375%, 10/31/14 (C)	792
1,000	2.375%, 07/31/17 (C)	1,033

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,474)		14,201

ASSET-BACKED SECURITIES - 7.8%

	Citibank Credit Card Issuance Trust, Ser 2009-A3, Cl A3
1,600	2.700%, 06/24/13	1,624
	Countrywide Asset-Backed Certificates, Ser 2005-12, Cl 1A4
3,281	5.323%, 02/25/36 (A)	3,236
	Ford Credit Auto Owner Trust, Ser 2009-E, Cl A3
1,500	1.510%, 01/15/14	1,514
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
2,068	2.150%, 04/25/32 (A)	1,932

TOTAL ASSET-BACKED SECURITIES (Cost $7,811)		8,306

September 30, 2010	www.bishopstreetfunds.com

High Grade Income Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Face
Amount		Value
(000)/ Shares		(000)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -4.3%

	FHLMC REMIC, Ser 2844, Cl VB
$77	5.500%, 12/15/19	$78
	FHLMC REMIC, Ser 3196, Cl CB
279	5.250%, 08/15/11	285
	FHLMC REMIC, Ser R010, Cl AB
493	5.500%, 12/15/19	512
	FNMA, Ser 2003-33, Cl AB
1,487	3.750%, 03/25/33	1,561
	FNMA, Ser 889958
552	5.000%, 10/01/23	586
	FNMA REMIC, Ser 2007-B1, Cl BE
633	5.450%, 12/25/20	689
	GNMA, Ser 2003-7, Cl PE
893	5.500%, 11/16/31	935

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,415)		4,646

MUNICIPAL BONDS - 1.9%

Municipal - 1.9%
	California State, GO
1,100	7.550%, 04/01/39	1,196
	Michigan Municipal Bond Authority, RB, Merrill Lynch Insured (A)
500	4.192%, 09/01/48 (A)	500
	New Mexico Mortgage Finance Authority, Ser B3, RB, AMT, GNMA/FNMA/FHLMC Insured
360	4.200%, 07/01/28	356

TOTAL MUNICIPAL BONDS (Cost $1,938)		2,052

CASH EQUIVALENTS (E) - 3.9%

846,412	Dreyfus Cash Management Fund, Institutional Shares, 0.211%	846
846,412	Fidelity Institutional Money Market Portfolio, Institutional Shares, 0.250%	847
587,231	Fidelity Prime Money Market, Institutional Shares, 0.282% (F)	587
1,265,643	Merrill Lynch Select Institutional Fund, 0.259% (F)	1,266
587,231	Western Asset Institutional Class Reserve Fund, 0.265% (F)	587

TOTAL CASH EQUIVALENTS (Cost $4,133)		4,133

REPURCHASE AGREEMENT (F) - 12.6%

13,506	JPMorgan, 0.330%, dated 09/30/10, to be repurchased on 10/01/10, repurchase price $13,506,444 (collateralized by Chrysler Financial Lease Trust, par value $14,650,000, 1.78%, 6/15/11, with a total market value of $14,175,973)	13,506

TOTAL REPURCHASE AGREEMENT (Cost $13,506)		13,506

TOTAL INVESTMENTS (Cost $113,647†) - 114.2%		$122,561

Percentages are based on Net Assets of $107,336 ($ Thousands).

(A)	Floating Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2010. The date reported on the Schedule of Investments is the final maturity date.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At September 30, 2010, these securities amounted to $2,554 ($ Thousands), representing 2.38% of net assets of the Fund

(C)	This security or a partial position of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $15,602 ($ Thousands).

(D)	Real Estate Investment Trust

(E)	The rate shown is the 7-day effective yield as of September 30, 2010.

September 30, 2010	www.bishopstreetfunds.com

High Grade Income Fund (unaudited)
Schedule of Investments
as of September 30, 2010

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2010 was $15,946 ($ Thousands)

(G)	Step Bond- Coupon rate increases in increments to maturity. Rate disclosed is the rate in effect as of September 31, 2010.

†	At September 30, 2010, the tax basis cost of the Fund’s investments was $113,647 ($Thousands) and the unrealized appreciation and depreciation were $9,008 and $(94) respectively.

AMT	Alternative Minimum Tax

Cl	Class

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

LLC	Limited Liability Company

MTN	Medium Term Note

PLC	Public Limited Company

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

Ser	Series
Cost figures are shown in thousands.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$61,113	$—	$61,113
U.S. Government Agency Obligations	—	14,604	—	14,604
U.S. Treasury Obligations	—	14,201	—	14,201
Asset-Backed Securities	—	8,306	—	8,306
U.S. Government Mortgage-Backed
Obligations	—	4,646	—	4,646
Municipal Bonds	—	2,052	—	2,052
Cash Equivalents	4,133	—	—	4,133
Repurchase Agreement	—	13,506	—	13,506

Total Investments in Securities	$4,133	$118,428	$—	$122,561

BSF-QH-001-1500

September 30, 2010	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Face
Amount		Value
(000)		(000)
MUNICIPAL BONDS - 98.3%
Alaska - 0.1%
	City of Anchorage Alaska, Water Department, RB, NPFGC Insured
$200	5.000%, 05/01/37	$209

California - 2.9%
	California Health Facilities Financing Authority, Ser B, RB
1,000	5.000%, 11/15/25	1,103
	California State, GO
1,000	5.000%, 04/01/38	1,008
	Oxnard Union High School District, Ser A, GO, AGM Insured
1,125	5.000%, 08/01/21	1,290
	San Francisco Community College District, Ser D, GO
1,000	5.000%, 06/15/34	1,071
	San Jose Evergreen Community College District, Ser B, GO, AGM Insured(A)
1,000	6.298%, 09/01/28 (A)	411

		4,883

Colorado - 0.4%
	Colorado State, Board of Governors, Ser A, RB
590	5.000%, 03/01/19	704

District of Columbia - 1.3%
	District of Columbia, Ser C, GO, AGM Insured
1,000	5.000%, 06/01/23	1,112
	Metropolitan Washington Airports Authority, Ser A, RB
1,000	4.000%, 10/01/26	1,016

		2,128

Georgia - 1.1%
	City of Atlanta Georgia, Ser A, RB, AGM Insures FGIC Insured
785	5.500%, 11/01/22	913
	Main Street, Natural Gas, Ser B, RB
1,000	5.000%, 03/15/18	1,057

		1,970

Hawaii - 77.4%
	County, of Hawaii, Ser A, GO
500	5.000%, 03/01/21	591
500	4.000%, 03/01/22	545
	County, of Kauai Hawaii, Ser A, GO, NPFGC Re-insures FGIC Insured
1,000	5.000%, 08/01/28	1,077
	Hawaii County, Refunding & Improvement Project, Ser A, GO, NPFGC Re-insures FGIC Insured
430	5.600%, 05/01/13	482
	Hawaii County, Ser A, GO, AGM Insured
125	5.000%, 07/15/21	137
1,500	5.000%, 07/15/23	1,629
	Hawaii County, Ser A, GO, NPFGC Insured
1,055	5.250%, 07/15/18	1,187
1,000	5.000%, 07/15/24	1,098
	Hawaii County, Unlimited Public Improvements, Ser A, GO
505	5.000%, 07/15/21	579
1,000	5.000%, 07/15/22	1,142
	Hawaii County, Unlimited Public Improvements, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,161
	Hawaii Pacific Health, Ser A, RB
1,000	4.625%, 07/01/21	1,007
	Hawaii State, Airport System, RB, AMT, ETM
30	6.900%, 07/01/12	32

September 30, 2010	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Face
Amount		Value
(000)		(000)
Hawaii - (continued)
	Hawaii State, Department of Budget & Finance, Chaminade University, RB, Radian Insured
$1,000	4.750%, 01/01/36	$974
	Hawaii State, Department of Budget & Finance, Electric Company & Subsidiary Project, Ser A, RB, AMT, FGIC Insured
750	4.800%, 01/01/25	753
	Hawaii State, Department of Budget & Finance, Electric Company & Subsidiary Project, Ser B, RB, AMT, XLCA Insured
1,025	5.000%, 12/01/22	1,034
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, AMBAC Insured
445	5.100%, 09/01/32	446
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, FGIC Insured
1,000	4.650%, 03/01/37	953
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, NPFGC Insured
2,000	5.650%, 10/01/27	2,050
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser C, RB, AMT, AMBAC Insured
1,000	6.200%, 11/01/29	1,001
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	1,027
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,126
	Hawaii State, Harbor System, Ser A, RB, AMT, AGM Insured
1,000	5.750%, 07/01/17	1,013
370	5.750%, 07/01/29	374
1,210	5.700%, 07/01/16	1,226
1,000	5.600%, 07/01/15	1,013
	Hawaii State, Harbor System, Ser B, RB, AMT, AGM Insured
1,000	5.000%, 01/01/13	1,065
500	5.000%, 01/01/23	517
	Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
200	5.500%, 07/01/19	208
	Hawaii State, Highway, RB
300	5.500%, 07/01/18	368
1,000	5.500%, 01/01/25	1,169
	Hawaii State, Highway, Ser A, RB, AGM Insured
1,725	5.000%, 07/01/21	1,911
1,565	5.000%, 07/01/22	1,723
1,000	5.000%, 07/01/23	1,097
	Hawaii State, Highway, Ser B, RB, AGM Insured
2,300	5.000%, 07/01/16	2,651
	Hawaii State, Housing Finance & Development, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,198
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser A, RB, AMT, FNMA Collateral Insured
500	5.400%, 07/01/30	500
2,420	5.350%, 07/01/18	2,422
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, FNMA Collateral Insured
465	5.450%, 07/01/17	465
	Hawaii State, Improvements Authority, Ser DA, GO, NPFGC Insured
850	5.250%, 09/01/23	938
	Hawaii State, Improvements Authority, Ser DB, GO, NPFGC Insured
200	5.250%, 09/01/15	225
	Hawaii State, Improvements Authority, Ser DD, GO, NPFGC Insured
1,500	5.250%, 05/01/15	1,717
	Hawaii State, Improvements Authority, Ser DF, GO, AMBAC Insured
1,250	5.000%, 07/01/18	1,431

September 30, 2010	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Face
Amount		Value
(000)		(000)
Hawaii - (continued)
$1,250	5.000%, 07/01/21	$1,414
90	5.000%, 07/01/22	101
	Hawaii State, RB, BHAC Insured
300	4.750%, 01/01/22	341
	Hawaii State, Ser A, RB
2,000	5.250%, 07/01/27	2,226
4,875	5.100%, 07/01/39	5,056
1,250	5.000%, 07/01/22	1,408
	Hawaii State, Ser B, RB, AGM Insured
1,400	5.250%, 07/01/19	1,703
	Hawaii State, Ser CM, GO, AGM Insures FGIC Insured
1,000	6.500%, 12/01/14	1,220
	Hawaii State, Ser CU, GO, NPFGC Insured, Pre-Refunded @ 100
25	5.750%, 10/01/10 (B)	25
	Hawaii State, Ser CV, GO, NPFGC Re-insures FGIC Insured
350	5.375%, 08/01/19	363
	Hawaii State, Ser CX, GO, FSA Insured
1,000	5.500%, 02/01/16	1,065
580	5.500%, 02/01/21	616
	Hawaii State, Ser CZ, GO, FSA Insured
45	5.250%, 07/01/16	48
	Hawaii State, Ser DI, GO, AGM Insured
1,000	5.000%, 03/01/26	1,094
	Hawaii State, Ser DK, GO
450	5.000%, 05/01/24	509
475	5.000%, 05/01/25	535
	Hawaii State, Ser DN, GO
1,000	5.500%, 08/01/26	1,163
	Hawaii State, Ser DQ, GO
1,100	5.000%, 06/01/28	1,234
	Hawaii State, Unlimited Public Improvements, Ser DD, GO, NPFGC Insured
1,000	5.000%, 05/01/16	1,123
	Honolulu City & County, Board of Water Supply, Ser A, RB, FGIC Insured, Pre-Refunded @ 100
3,300	4.750%, 07/01/14 (B)	3,767
	Honolulu City & County, Board of Water Supply, Ser A, RB, NPFGC Insured
2,000	5.000%, 07/01/26	2,205
	Honolulu City & County, Board of Water Supply, Ser A, RB, NPFGC Re-insures FGIC Insured
2,000	5.000%, 07/01/33	2,084
	Honolulu City & County, Board of Water Supply, Ser B, RB, AMT, NPFGC Insured
1,000	5.250%, 07/01/20	1,092
1,000	5.250%, 07/01/21	1,086
325	5.000%, 07/01/15	362
	Honolulu Hawaii City & County, 2nd Board Resolution, Ser A, RB, AGM Insured
1,900	5.000%, 07/01/27	2,094
	Honolulu Hawaii City & County, Ser A, GO
200	5.250%, 04/01/31	227
1,100	5.250%, 04/01/32	1,239
1,000	5.000%, 04/01/33	1,095
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
375	5.000%, 07/01/20	433
275	5.000%, 07/01/24	310
1,000	5.000%, 07/01/30	1,087
	Honolulu Hawaii City & County, Ser A, GO, NPFGC Insured
725	5.250%, 03/01/18	800
1,000	5.250%, 03/01/20	1,093
1,500	5.250%, 03/01/24	1,628

September 30, 2010	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Face
Amount		Value
(000)		(000)
Hawaii - (continued)
$500	5.250%, 03/01/28	$537
1,800	5.000%, 07/01/21	2,008
3,350	5.000%, 07/01/23	3,705
550	5.000%, 07/01/25	601
540	5.000%, 07/01/26	595
1,000	5.000%, 07/01/27	1,081
	Honolulu Hawaii City & County, Ser A, RB
500	5.000%, 07/01/20	580
	Honolulu Hawaii City & County, Ser B, GO, NPFGC Insured
2,000	5.000%, 07/01/15	2,287
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	234
	Honolulu Hawaii City & County, Ser D, GO
1,000	4.000%, 09/01/25	1,061
1,000	4.000%, 09/01/26	1,056
	Honolulu Hawaii City & County, Ser D, GO, AGM Insures NPFGC Insured
1,000	5.000%, 07/01/22	1,103
	Honolulu Hawaii City & County, Ser D, GO, NPFGC Insured
885	5.000%, 07/01/19	1,004
1,700	5.000%, 07/01/23	1,869
	Honolulu Hawaii City & County, Ser E, GO, NPFGC Re-insures FGIC Insured
1,500	5.250%, 07/01/20	1,717
	Honolulu Hawaii City & County, Ser F, GO, AGM Insures FGIC Insured
250	5.000%, 07/01/24	277
	Honolulu Hawaii City & County, Ser F, GO, NPFGC Re-insures FGIC Insured
1,000	5.000%, 07/01/29	1,065
	Honolulu Hawaii City & County, Ser Senior A, RB, NPFGC Insured
1,000	5.000%, 07/01/31	1,070
	Honolulu Hawaii City & County, Sewer Improvements, 1st Board Resolution, Ser Senior C, RB, NPFGC Insured
250	5.000%, 07/01/31	268
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resolution, Ser Junior A-1, RB, NPFGC Insured
815	5.000%, 07/01/22	899
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resolution, Ser Junior B-1, RB, NPFGC Insured
865	5.000%, 07/01/23	953
	Honolulu Hawaii City & County, Valorem Tax Project, Ser B, GO, NPFGC Insured
3,000	5.000%, 07/01/17	3,397
	Honolulu Hawaii City & County, Waipahu Towers Project, Ser A, RB, AMT, GNMA Collateral Insured
195	6.900%, 06/20/35	196
	Kauai County, Ser A, GO, NPFGC Insured
1,500	5.000%, 08/01/25	1,530
	Kauai County, Ser A, GO, NPFGC Re-insures FGIC Insured
1,610	5.000%, 08/01/21	1,779
1,440	5.000%, 08/01/23	1,579
	Maui County, GO, NPFGC Insured
100	5.000%, 03/01/17	113
1,100	5.000%, 03/01/24	1,200
	Maui County, Hawaii, Ser A, GO
1,000	5.000%, 07/01/19	1,157
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,091
	Maui County, Ser A, GO, NPFGC Insured
1,000	4.750%, 07/01/25	1,086
	Maui County, Ser B, GO, NPFGC Insured
500	5.000%, 07/01/16	585
500	5.000%, 09/01/17	559

September 30, 2010	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Face
Amount		Value
(000)		(000)
Hawaii - (continued)
	University of Hawaii, College Improvements Project, Ser A, RB, NPFGC Insured
$200	5.000%, 07/15/19	$228
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	115
	University of Hawaii, Ser A, RB, AGC MBIA Insured
1,400	5.000%, 10/01/23	1,568
	University of Hawaii, Ser A, RB, MBIA Insured
400	4.500%, 07/15/32	411
	University of Hawaii, Ser A, RB, NPFGC Insured
975	5.000%, 07/15/21	1,101
150	5.000%, 07/15/22	169
2,300	4.500%, 07/15/23	2,506
	University of Hawaii, Ser A-2, RB
1,000	4.000%, 10/01/18 (D)	1,109

		132,557

Indiana - 0.7%
	Indiana Finance Authority, Highway Revenue, Ser A, RB, NPFGC Re-insures FGIC Insured
1,200	4.500%, 06/01/27	1,265

Maine - 0.5%
	Maine Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	808

Massachusetts - 0.4%
	University of Massachusetts Building Authority, Ser 1, RB
650	5.000%, 05/01/22	747

Nevada - 0.2%
	Nevada State, Municipal Bond Bank Project, Ser F, GO, AGM Insured
250	5.000%, 12/01/24	272

New Mexico - 0.5%
	New Mexico Mortgage Finance Authority, Ser B3, RB, AMT, GNMA/FNMA/FHLMC Insured
780	4.200%, 07/01/28	770

New York - 1.3%
	New York City Municipal Water Finance Authority, Ser BB, RB
1,000	5.000%, 06/15/27	1,132
	New York State, Dormitory Authority, Ser A, RB
1,000	3.100%, 07/01/17	1,063

		2,195

Oklahoma - 0.6%
	Tulsa Airports Improvement Trust, Ser B, RB
1,000	5.375%, 06/01/24	1,048

Oregon - 0.6%
	Oregon State, Ser C, GO
1,000	4.100%, 08/01/28	1,047

Puerto Rico - 5.0%
	Commonwealth of Puerto Rico, GO, NPFGC Insured
1,500	6.000%, 07/01/15	1,687
	Commonwealth of Puerto Rico, Public Improvement, GO, FSA Insured, Pre-Refunded @ 100
55	5.000%, 07/01/11 (B)	57
	Puerto Rico Electric Power Authority, Ser XX, RB
2,000	4.750%, 07/01/26	2,105
	Puerto Rico Electric Power Authority, Ser ZZ, RB
1,000	5.000%, 07/01/24	1,085

September 30, 2010	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Face
Amount		Value
(000)/Shares		(000)
Puerto Rico - (continued)
	Puerto Rico Highway & Transportation Authority, Ser AA-1, RB, AGM Insured
$1,360	4.950%, 07/01/26	$1,467
	Puerto Rico Highway & Transportation Authority, Ser AA-2, RB
1,000	5.300%, 07/01/35	1,037
	Puerto Rico Highway & Transportation Authority, Ser N, RB, Assured Guarantee Insured
1,000	5.500%, 07/01/26	1,184

		8,622

South Carolina - 1.3%
	College of Charleston, Ser D, RB, XLCA Insured
765	4.500%, 04/01/37	777
	Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB, XLCA Insured
500	5.000%, 12/01/21	550
840	5.000%, 12/01/24	913

		2,240

Texas - 0.9%
	Alamo Community College District, Improvements Authority, GO, NPFGC Re-insures FGIC Insured
1,000	4.500%, 08/15/26	1,051
	City of El Paso Texas, GO
500	4.000%, 08/15/16	560

		1,611

Washington - 2.4%
	County, of King Washington, GO
1,000	4.750%, 01/01/34	1,035
	County, of King Washington, RB, AGM Insured
710	5.000%, 01/01/30	764
	Washington State, Motor Vehicles Tax Authority, Ser F, GO, AMBAC Insured (A)
1,000	4.891%, 12/01/25 (A)	550
	Washington State, Ser A, GO
1,500	5.000%, 07/01/30	1,638

		3,987

Wisconsin - 0.7%
	Wisconsin State, Ser D, GO, AGM Insured
1,000	5.000%, 05/01/21	1,135

TOTAL MUNICIPAL BONDS (Cost $160,208)		168,198

CASH EQUIVALENTS (C) - 1.5%

1,260,124	Dreyfus Cash Management Fund, Institutional Shares, 0.111%	1,260
1,260,124	Fidelity Institutional Tax-Exempt Portfolio, Institutional Shares, 0.097%	1,260

TOTAL CASH EQUIVALENTS (Cost $2,520)		2,520

TOTAL INVESTMENTS (Cost $162,728†) - 99.8%		$170,718

Percentages are based on Net Assets of $171,119 ($ Thousands).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the effective yield at time of purchase.

(B)	Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(C)	The rate shown is the 7-day effective yield as of September 30, 2010.

(D)	Security purchased on a when-issued basis

†	At September 30, 2010, the tax basis cost of the Fund’s investments was $162,728 ($Thousands) and the unrealized appreciation and depreciation were $8,078 and $(87) respectively.

September 30, 2010	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)
Schedule of Investments
as of September 30, 2010

AGC	American Guarantee Corporation

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Company

AMT	Alternative Minimum Tax

BHAC	Berkshire Hathaway Assurance Corp.

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guarantee Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

GNMA	Government National Mortgage Association

GO	General Obligation

MBIA	Municipal Bond Investors Assurance

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

Ser	Series

XLCA	XL Capital
Cost figures are shown in thousands.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$168,198	$—	$168,198
Cash Equivalents	2,520	—	—	2,520

Total Investments in Securities	$2,520	$168,198	$—	$170,718

BSF-QH-001-1500

September 30, 2010	www.bishopstreetfunds.com

Government Money Market Fund (unaudited)
Schedule of Investments
as of September 30, 2010

Face
Amount		Value
(000)/Shares		(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.3%

	FFCB
$4,500	0.256%, 12/27/10 (A)	$4,500
	FHLB (B)
18,100	0.170%, 11/10/10	18,096
5,000	0.170%, 11/24/10	4,999
	FHLMC (B)
2,915	0.331%, 11/16/10	2,914
7,000	0.273%, 10/27/10	6,999
4,000	0.240%, 01/18/11	3,997
1,000	0.190%, 12/15/10	999
2,666	0.180%, 10/12/10	2,666
4,300	0.180%, 12/02/10	4,299
25,034	0.178%, 10/18/10	25,034
3,500	0.165%, 10/05/10	3,500
5,000	0.165%, 11/29/10	4,999
1,930	0.160%, 10/13/10	1,930
	FNMA (B)
8,885	0.437%, 10/18/10	8,884
3,850	0.243%, 10/13/10	3,850
1,260	0.205%, 10/25/10	1,260
2,000	0.195%, 10/06/10	2,000
5,000	0.195%, 11/01/10	4,999
2,000	0.190%, 11/15/10	1,999
1,500	0.190%, 11/24/10	1,499

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $109,423)		109,423

U.S. TREASURY OBLIGATIONS (B) - 16.3%

	U.S. Treasury Bill
12,000	0.147%, 11/12/10	11,998
3,000	0.138%, 11/18/10	3,000
8,000	0.120%, 10/28/10	7,999

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,997)		22,997

CASH EQUIVALENTS (C) - 14.2%

6,628,406	AIM STIT-Government & Agency Portfolio, 0.020%	6,629
6,829,267	Dreyfus Government Cash Management Fund, Institutional Shares, 0.071%	6,829
6,628,406	Fidelity Institutional Money Market Funds, Institutional Shares, 0.060%	6,628

TOTAL CASH EQUIVALENTS (Cost $20,086)		20,086

TOTAL INVESTMENTS (Cost $152,506†) - 107.8%		$152,506

Percentages are based on Net Assets of $141,475 ($ Thousands).

(A)	Floating Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2010. The date reported on the Schedule of Investments is the final maturity date.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the effective yield at time of purchase.

(C)	The rate shown is the 7-day effective yield as of September 30, 2010.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association
Cost figures are shown in thousands.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

September 30, 2010	www.bishopstreetfund.com

Government Money Market Fund (unaudited)
Schedule of Investments
as of September 30, 2010
The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$109,423	$—	$109,423
U.S. Treasury Obligations	—	22,997	—	22,997
Cash Equivalents	20,086	—	—	20,086

Total Investments in Securities	$20,086	$132,420	$—	$152,506

BSF-QH-001-1500

September 30, 2010	www.bishopstreetfund.com

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or
15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Philip T. Masterson
Philip T. Masterson, President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson
Philip T. Masterson, President

Date: November 24, 2010

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO
Date: November 24, 2010

*	Print the name and title of each signing officer under his or her signature.